Subsequent Events (Details) - USD ($) $ / shares in Thousands, shares in Millions	Feb. 17, 2017	Feb. 07, 2017	Feb. 03, 2017	Jan. 30, 2017	Nov. 01, 2016	Feb. 01, 2017
Series S Preferred Stock [Member]
Subsequent Event [Line Items]
Interest In Preferred Stock					1.00%
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus					3.30%
Subsequent Events [Member]
Subsequent Event [Line Items]
Subsequent Event Date			Mar. 15, 2017
LTIP - Number of common stock shares transferred						0.5
LTIP - Total preferred shares held at end of period						0.3
Fair Value Of Shares Transferred, Asset Reduction						$ 155,000,000
Fair Value Of Shares Transferred, Liability Reduction						$ 155,000,000
Distribution Payable, Date to be Paid			Mar. 15, 2017
Distribution Payable, Date of Record			Mar. 01, 2017
Increase (Decrease) Under Share Repurchase Programs				$ 300,000,000
Share Repurchase Program Authorized Amount				$ 2,000,000,000
Stock Repurchase Program Expiration Date				Jun. 30, 2017
Employee Benefit Plan Repurchase Obligation Amount				$ 200,000,000
Subsequent Events [Member] | PNC Preferred Funding Trust I [Member]
Subsequent Event [Line Items]
Fixed to Floating Rate Of Non Cumulative Exchangeable Trust securities			2.61344%
Preferred Stock Redemption Price Per Security			$ 100
Subsequent Events [Member] | PNC Preferred Funding Trust II [Member]
Subsequent Event [Line Items]
Fixed to Floating Rate Of Non Cumulative Exchangeable Trust securities			2.18594%
Preferred Stock Redemption Price Per Security			$ 100
Subsequent Events [Member] | Senior Notes [Member] | Maturity Date 2018 [Member] | Parent Company [Member] | Floating Interest Rate [Member]
Subsequent Event [Line Items]
Debt Instrument Aggregate Face Value		$ 575,000,000
Debt Instrument - Maturity Date		Aug. 07, 2018
Debt Instrument, Basis Spread on Variable Rate - LIBOR Plus		0.25%
Subsequent Events [Member] | Senior Notes [Member] | Maturity Date 2022 [Member] | Bank [Member]
Subsequent Event [Line Items]
Debt Instrument - Face value	$ 1,000,000,000
Debt Instrument - Maturity Date	Feb. 17, 2022
Debt Instrument - Fixed interest rate payable	2.625%